Stockholders' Deficit - Warrants or Rights Shares Authorized, by Exercise Price Range (FY) (Details) - $ / shares	4 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 12, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Stockholders' Deficit - Schedule of Warrants or Rights Shares Authorized, by Exercise Price Range [Line Items]
Range of exercise Prices	$ 3.90		$ 3.90
Number of warrants Outstanding (in Shares)	700,000	6,658,301		463,631	0	0
Weighted average remaining contractual life	1 year 350 days
Weighted average exercise price of outstanding Warrants	$ 3.90	$ 4.39
Number of warrants Exercisable (in Shares)	700,000
Weighted average exercise price of exercisable Warrants	$ 3.90
Warrants at $0.01 [Member]
Stockholders' Deficit - Schedule of Warrants or Rights Shares Authorized, by Exercise Price Range [Line Items]
Range of exercise Prices	$ 3.90
Number of warrants Outstanding (in Shares)	700,000
Weighted average remaining contractual life	1 year 350 days
Weighted average exercise price of outstanding Warrants	$ 3.90
Number of warrants Exercisable (in Shares)	700,000
Weighted average exercise price of exercisable Warrants	$ 3.90